PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2023	2022
Cost:

Buildings and land	$83,775	$83,436
Computers, software and electronic equipment	64,262	59,047
Network equipment	39,473	35,749
Office furniture and equipment	4,108	3,911
Vehicles	299	266
Leasehold improvements	2,784	2,525

	194,701	184,934
Accumulated depreciation	120,386	108,356

Depreciated cost	$74,315	$76,578